Income Taxes - Schedule of Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Current Federal			$ 0	$ 0
Current State			1	9
Current Total			1	9
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred Federal			0	0
Deferred State			0	0
Deferred Total			0	0
Income taxes	$ 4	$ 4	$ 1	$ 9